Supplementary cash flow information	6 Months Ended
Jun. 30, 2018
Supplemental Cash Flow Elements [Abstract]
Supplementary cash flow information

Note 26 – Supplementary cash flow information

The table below summarizes the non-cash investing and financing activities relating to the periods presented:

	Six Months Ended June 30,
(In $ millions)	2018	2017
Non-cash investing activities
Sale of rigs and equipment (1)	—	74
Non-cash financing activities
Repayment of debt following sale of rigs and equipment (1)	—	(74)
Dividend to non-controlling interests in VIEs (2)	—	(14)

(1)

During the period ended June 30, 2017, we completed the sale of the West Triton and West Resolute to Shelf Drilling, receiving cash consideration of $76 million. This comprised sales value of $150 million, offset by $74 million of principal debt repayments paid on behalf of us by Shelf Drilling.

(2)

During the period ended June 30, 2017 the Ship Finance VIEs that we consolidate declared dividends payable totaling $14 million to Ship Finance. Refer to Note 23 “Variable Interest Entities” for more details.